Schedule of Investments(a)
January 31, 2021
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–36.98%
Advertising–0.16%
Interpublic Group of Cos., Inc. (The), 3.75%, 10/01/2021	$3,094,000	$3,165,303
Aerospace & Defense–0.43%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	2,424,000	2,745,823
L3Harris Technologies, Inc., 3.85%, 06/15/2023	3,229,000	3,480,236
Northrop Grumman Corp., 4.75%, 06/01/2043	1,680,000	2,192,926
		8,418,985
Agricultural Products–0.23%
Cargill, Inc.,
0.75%, 02/02/2026(b)	1,681,000	1,675,998
1.70%, 02/02/2031(b)	2,864,000	2,865,609
		4,541,607
Airlines–0.89%
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	3,317,752	3,338,568
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	2,875,000	3,073,304
4.75%, 10/20/2028(b)	4,820,000	5,344,178
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	4,943,530	5,535,254
Series 2019-2, Class AA, 2.70%, 05/01/2032	35,468	35,011
		17,326,315
Apparel Retail–0.33%
Ross Stores, Inc.,
3.38%, 09/15/2024	3,893,000	4,171,746
0.88%, 04/15/2026	956,000	952,507
4.70%, 04/15/2027	501,000	588,834
1.88%, 04/15/2031	680,000	675,303
		6,388,390
Application Software–0.06%
Autodesk, Inc., 4.38%, 06/15/2025	1,021,000	1,157,164
Asset Management & Custody Banks–0.27%
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029(b)	1,614,000	1,768,233
CI Financial Corp. (Canada), 3.20%, 12/17/2030	3,474,000	3,528,699
		5,296,932
Automobile Manufacturers–1.70%
American Honda Finance Corp., 1.80%, 01/13/2031	2,800,000	2,807,755
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	3,332,000	3,441,036
Principal Amount		Value
Automobile Manufacturers–(continued)
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	$3,103,000	$3,190,730
4.15%, 06/19/2023	3,012,000	3,238,355
Hyundai Capital America,
5.75%, 04/06/2023(b)	3,372,000	3,729,913
4.13%, 06/08/2023(b)	3,220,000	3,454,369
Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(b)	4,083,000	4,157,623
Toyota Motor Credit Corp.,
0.80%, 01/09/2026	1,378,000	1,379,247
1.65%, 01/10/2031	2,259,000	2,247,648
Volkswagen Group of America Finance LLC (Germany),
4.00%, 11/12/2021(b)	3,722,000	3,828,226
1.63%, 11/24/2027(b)	1,580,000	1,591,211
		33,066,113
Biotechnology–0.39%
AbbVie, Inc.,
3.85%, 06/15/2024	3,844,000	4,227,897
2.95%, 11/21/2026	1,400,000	1,541,430
4.05%, 11/21/2039	1,598,000	1,877,205
		7,646,532
Brewers–0.16%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	1,904,000	3,173,534
Broadcasting–0.05%
Fox Corp., 3.05%, 04/07/2025	862,000	940,858
Cable & Satellite–0.75%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
5.13%, 07/01/2049	937,000	1,110,737
3.85%, 04/01/2061	2,115,000	2,031,200
Comcast Corp.,
4.00%, 03/01/2048	875,000	1,047,687
2.80%, 01/15/2051	2,343,000	2,334,299
2.45%, 08/15/2052	2,222,000	2,061,994
2.65%, 08/15/2062	2,744,000	2,559,086
Cox Communications, Inc.,
1.80%, 10/01/2030(b)	879,000	863,429
2.95%, 10/01/2050(b)	1,404,000	1,386,475
Time Warner Cable LLC, 4.50%, 09/15/2042	1,103,000	1,256,305
		14,651,212
Department Stores–0.33%
7-Eleven, Inc.,
1.80%, 02/10/2031(b)	3,606,000	3,580,490
2.80%, 02/10/2051(b)	2,903,000	2,877,098
		6,457,588

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Distillers & Vintners–0.16%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	$2,926,000	$3,085,586
Diversified Banks–4.15%
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(c)	1,915,000	1,912,919
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	2,200,000	2,217,422
Bank of America Corp.,
3.82%, 01/20/2028(c)	1,964,000	2,239,887
2.59%, 04/29/2031(c)	2,081,000	2,185,146
BBVA Bancomer S.A. (Mexico), 1.88%, 09/18/2025(b)	2,000,000	2,015,100
BBVA USA, 2.50%, 08/27/2024	2,480,000	2,639,550
BNP Paribas S.A. (France), 2.82%, 01/26/2041(b)	5,745,000	5,621,077
BPCE S.A. (France), 2.28%, 01/20/2032(b)(c)	2,105,000	2,118,564
Citigroup, Inc.,
3.11%, 04/08/2026(c)	2,873,000	3,120,929
4.41%, 03/31/2031(c)	2,419,000	2,876,370
4.75%, 05/18/2046	1,270,000	1,646,513
Credit Agricole S.A. (France), 7.88%(b)(c)(d)	2,024,000	2,285,855
Danske Bank A/S (Denmark), 3.24%, 12/20/2025(b)(c)	1,391,000	1,496,204
HSBC Holdings PLC (United Kingdom),
1.65%, 04/18/2026(c)	1,433,000	1,462,072
6.25%(c)(d)	3,292,000	3,448,370
4.60%(c)(d)	2,309,000	2,346,521
ING Groep N.V. (Netherlands), 6.88%(b)(c)(d)	1,327,000	1,385,075
JPMorgan Chase & Co.,
3.80%, 07/23/2024(c)	3,444,000	3,721,101
2.08%, 04/22/2026(c)	3,737,000	3,910,498
3.11%, 04/22/2041(c)	2,326,000	2,519,731
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	1,860,000	2,150,964
Standard Chartered PLC (United Kingdom), 3.27%, 02/18/2036(b)(c)	3,680,000	3,763,139
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	1,761,000	1,804,121
2.14%, 09/23/2030	5,090,000	5,052,192
Truist Bank, 2.64%, 09/17/2029(c)	4,295,000	4,551,651
U.S. Bancorp, 1.38%, 07/22/2030	2,458,000	2,412,340
Wells Fargo & Co.,
2.19%, 04/30/2026(c)	1,083,000	1,133,895
3.07%, 04/30/2041(c)	1,540,000	1,613,895
4.75%, 12/07/2046	1,639,000	2,062,110
3.90%(c)(d)	4,087,000	4,089,554
Westpac Banking Corp. (Australia), 2.67%, 11/15/2035(c)	846,000	855,653
		80,658,418
Diversified Capital Markets–0.50%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	1,815,000	2,010,044
Principal Amount		Value
Diversified Capital Markets–(continued)
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	$1,642,000	$1,915,582
4.19%, 04/01/2031(b)(c)	2,115,000	2,453,123
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	1,614,000	1,854,911
4.25%, 03/23/2028(b)	1,319,000	1,538,241
		9,771,901
Diversified Chemicals–0.21%
Dow Chemical Co. (The), 3.63%, 05/15/2026	2,214,000	2,498,964
Eastman Chemical Co., 3.50%, 12/01/2021	1,570,000	1,612,333
		4,111,297
Diversified Metals & Mining–0.34%
Anglo American Capital PLC (South Africa),
3.63%, 09/11/2024(b)	1,168,000	1,281,460
5.38%, 04/01/2025(b)	4,514,000	5,273,411
		6,554,871
Diversified REITs–0.29%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	1,665,000	1,909,164
4.05%, 07/01/2030	1,876,000	2,125,698
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	1,623,000	1,648,254
		5,683,116
Drug Retail–0.17%
Walgreen Co., 3.10%, 09/15/2022	3,135,000	3,266,867
Electric Utilities–0.81%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,913,423
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	2,089,000	2,071,812
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	2,173,000	2,374,261
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	2,260,000	2,275,702
Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(b)	3,114,000	3,211,379
Eversource Energy, Series Q, 0.80%, 08/15/2025	438,000	437,754
Oklahoma Gas & Electric Co., 3.25%, 04/01/2030	1,044,000	1,182,347
Southern Power Co., 0.90%, 01/15/2026	705,000	704,748
Virginia Electric and Power Co., 2.45%, 12/15/2050	497,000	474,742
		15,646,168
Electrical Components & Equipment–0.14%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	2,751,000	2,739,827
Electronic Components–0.07%
Corning, Inc., 5.45%, 11/15/2079	1,012,000	1,344,180
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electronic Manufacturing Services–0.16%
Jabil, Inc., 3.00%, 01/15/2031	$2,880,000	$3,014,367
Environmental & Facilities Services–0.12%
Republic Services, Inc., 1.75%, 02/15/2032	2,449,000	2,412,449
Financial Exchanges & Data–0.29%
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	2,426,000	2,467,498
Moody’s Corp.,
3.25%, 05/20/2050	890,000	949,370
2.55%, 08/18/2060	745,000	675,892
S&P Global, Inc., 1.25%, 08/15/2030	1,604,000	1,558,919
		5,651,679
Gas Utilities–0.04%
East Ohio Gas Co. (The), 1.30%, 06/15/2025(b)	736,000	748,929
Health Care Equipment–0.10%
Becton, Dickinson and Co., 3.70%, 06/06/2027	1,648,000	1,888,714
Health Care Facilities–0.06%
CommonSpirit Health, 1.55%, 10/01/2025	1,113,000	1,141,097
Health Care REITs–0.31%
Healthcare Trust of America Holdings L.P., 3.50%, 08/01/2026	2,220,000	2,503,539
National Health Investors, Inc., 3.00%, 02/01/2031	1,786,000	1,775,425
Welltower, Inc., 2.70%, 02/15/2027	1,676,000	1,823,492
		6,102,456
Health Care Services–0.99%
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/2050	2,203,000	2,267,300
Cigna Corp., 4.13%, 11/15/2025	2,423,000	2,780,326
CVS Health Corp.,
1.30%, 08/21/2027	2,458,000	2,465,662
2.70%, 08/21/2040	1,063,000	1,040,904
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(b)	2,990,000	3,146,181
Sutter Health,
Series 20A, 3.16%, 08/15/2040	3,945,000	4,219,696
3.36%, 08/15/2050	2,945,000	3,204,626
		19,124,695
Home Improvement Retail–0.07%
Lowe’s Cos., Inc., 4.50%, 04/15/2030	1,120,000	1,365,913
Homebuilding–0.16%
D.R. Horton, Inc., 4.75%, 02/15/2023	2,957,000	3,176,038
Principal Amount		Value
Independent Power Producers & Energy Traders–0.21%
AES Corp. (The),
1.38%, 01/15/2026(b)	$1,967,000	$1,976,324
2.45%, 01/15/2031(b)	2,041,000	2,046,866
		4,023,190
Industrial Conglomerates–0.09%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	1,628,000	1,800,417
Industrial REITs–0.05%
Lexington Realty Trust, 2.70%, 09/15/2030	991,000	1,021,338
Integrated Oil & Gas–0.35%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	4,567,000	4,416,338
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	2,222,000	2,299,311
		6,715,649
Integrated Telecommunication Services–2.82%
AT&T, Inc.,
4.30%, 02/15/2030	2,381,000	2,795,473
2.55%, 12/01/2033(b)	9,392,000	9,374,383
3.10%, 02/01/2043	2,949,000	2,876,049
3.50%, 09/15/2053(b)	4,530,000	4,373,017
3.55%, 09/15/2055(b)	835,000	800,777
3.80%, 12/01/2057(b)	1,712,000	1,714,465
3.65%, 09/15/2059(b)	233,000	224,730
3.50%, 02/01/2061	1,889,000	1,798,056
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	1,809,000	2,003,665
T-Mobile USA, Inc.,
3.50%, 04/15/2025(b)	2,846,000	3,122,618
3.30%, 02/15/2051(b)	3,525,000	3,460,369
Verizon Communications, Inc.,
0.85%, 11/20/2025	3,139,000	3,140,431
1.75%, 01/20/2031	3,830,000	3,772,541
2.65%, 11/20/2040	3,302,000	3,223,055
4.52%, 09/15/2048	1,666,000	2,067,946
5.01%, 04/15/2049	1,510,000	2,028,548
2.88%, 11/20/2050	4,091,000	3,947,529
2.99%, 10/30/2056(b)	1,283,000	1,232,123
3.00%, 11/20/2060	2,830,000	2,719,249
		54,675,024
Interactive Home Entertainment–0.14%
Activision Blizzard, Inc., 2.50%, 09/15/2050	3,036,000	2,788,698
Interactive Media & Services–0.25%
Alphabet, Inc.,
1.90%, 08/15/2040	659,000	623,340
2.25%, 08/15/2060	2,578,000	2,351,472
Baidu, Inc. (China),
1.72%, 04/09/2026	1,000,000	1,014,570
2.38%, 10/09/2030	800,000	812,040
		4,801,422
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Internet & Direct Marketing Retail–0.57%
Expedia Group, Inc., 4.63%, 08/01/2027(b)	$1,993,000	$2,212,418
Prosus N.V. (Netherlands), 3.83%, 02/08/2051(b)	9,054,000	8,817,979
		11,030,397
Investment Banking & Brokerage–1.85%
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	2,524,000	2,787,764
3.75%, 02/25/2026	1,553,000	1,751,883
3.50%, 11/16/2026	1,616,000	1,799,468
1.09%, 12/09/2026(c)	2,576,000	2,585,414
0.87% (SOFR + 0.79%), 12/09/2026(e)	11,749,000	11,795,049
1.99%, 01/27/2032(c)	2,646,000	2,647,033
Morgan Stanley,
5.00%, 11/24/2025	2,648,000	3,131,055
2.19%, 04/28/2026(c)	1,864,000	1,959,104
3.62%, 04/01/2031(c)	2,420,000	2,757,642
2.80%, 01/25/2052(c)	1,601,000	1,598,644
Raymond James Financial, Inc.,
3.63%, 09/15/2026	1,460,000	1,677,653
4.65%, 04/01/2030	1,206,000	1,471,116
		35,961,825
Life & Health Insurance–2.02%
AIA Group Ltd. (Hong Kong), 3.20%, 09/16/2040(b)	1,530,000	1,601,591
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	2,513,000	2,864,345
Athene Global Funding,
1.20%, 10/13/2023(b)	3,679,000	3,722,276
1.45%, 01/08/2026(b)	1,840,000	1,842,791
2.95%, 11/12/2026(b)	4,752,000	5,133,206
Athene Holding Ltd.,
6.15%, 04/03/2030	2,667,000	3,320,253
3.50%, 01/15/2031	997,000	1,049,886
Belrose Funding Trust, 2.33%, 08/15/2030(b)	1,680,000	1,720,572
GA Global Funding Trust, 1.63%, 01/15/2026(b)	662,000	671,691
Lincoln National Corp., 3.80%, 03/01/2028	1,803,000	2,076,258
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(c)	1,959,000	2,168,563
Nippon Life Insurance Co. (Japan), 2.75%, 01/21/2051(b)(c)	3,496,000	3,480,995
Pacific LifeCorp, 3.35%, 09/15/2050(b)	2,365,000	2,551,308
Prudential Financial, Inc., 5.20%, 03/15/2044(c)	3,104,000	3,327,521
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	3,500,000	3,735,522
		39,266,778
Managed Health Care–0.34%
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	1,327,000	1,342,130
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	2,823,000	2,906,388
Principal Amount		Value
Managed Health Care–(continued)
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041	$1,160,000	$1,171,677
2.88%, 09/01/2050	1,122,000	1,150,886
		6,571,081
Multi-line Insurance–0.16%
Liberty Mutual Group, Inc., 4.30%, 02/01/2061(b)	3,191,000	3,148,916
Multi-Utilities–0.71%
Ameren Corp., 2.50%, 09/15/2024	2,439,000	2,601,567
CenterPoint Energy, Inc., 4.25%, 11/01/2028	1,401,000	1,649,599
Dominion Energy, Inc.,
2.72%, 08/15/2021(f)	2,626,000	2,659,631
Series C, 3.38%, 04/01/2030	2,034,000	2,274,342
DTE Energy Co., Series F, 1.05%, 06/01/2025	1,027,000	1,037,210
WEC Energy Group, Inc.,
1.38%, 10/15/2027	1,837,000	1,855,317
1.80%, 10/15/2030	1,669,000	1,657,107
		13,734,773
Office REITs–0.24%
Highwoods Realty L.P., 2.60%, 02/01/2031	584,000	594,170
Office Properties Income Trust, 4.50%, 02/01/2025	3,728,000	3,978,165
		4,572,335
Oil & Gas Exploration & Production–0.43%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	3,569,000	3,702,107
Concho Resources, Inc., 2.40%, 02/15/2031	788,000	820,003
Pioneer Natural Resources Co.,
1.90%, 08/15/2030	2,193,000	2,141,043
2.15%, 01/15/2031	1,733,000	1,717,646
		8,380,799
Oil & Gas Storage & Transportation–1.50%
Energy Transfer Operating L.P., 4.25%, 03/15/2023	2,515,000	2,667,730
Kinder Morgan Energy Partners L.P., 5.80%, 03/01/2021	1,641,000	1,647,932
Kinder Morgan, Inc.,
2.00%, 02/15/2031	1,568,000	1,529,628
5.20%, 03/01/2048	1,179,000	1,444,655
MPLX L.P.,
1.33% (3 mo. USD LIBOR + 1.10%), 09/09/2022(e)	1,999,000	1,999,971
1.75%, 03/01/2026	2,226,000	2,271,400
4.25%, 12/01/2027	1,850,000	2,129,351
2.65%, 08/15/2030	2,346,000	2,403,097
ONEOK, Inc.,
5.85%, 01/15/2026	904,000	1,080,713
6.35%, 01/15/2031	3,444,000	4,408,591
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	1,644,000	1,867,057
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Sunoco Logistics Partners Operations L.P., 4.00%, 10/01/2027	$1,977,000	$2,180,045
Williams Cos., Inc. (The), 3.70%, 01/15/2023	3,232,000	3,405,331
		29,035,501
Other Diversified Financial Services–0.93%
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	2,404,000	2,358,828
4.25%, 04/15/2026(b)	1,482,000	1,601,445
2.75%, 02/21/2028(b)	2,443,000	2,391,312
Blackstone Holdings Finance Co. LLC,
3.15%, 10/02/2027(b)	1,174,000	1,315,076
1.60%, 03/30/2031(b)	3,368,000	3,335,813
2.80%, 09/30/2050(b)	1,555,000	1,540,956
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	1,432,000	1,551,724
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	3,900,000	3,962,537
		18,057,691
Packaged Foods & Meats–0.55%
Conagra Brands, Inc., 4.60%, 11/01/2025	3,137,000	3,651,825
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(b)	4,027,000	4,072,124
Tyson Foods, Inc., 3.90%, 09/28/2023	2,619,000	2,854,714
		10,578,663
Paper Packaging–0.20%
Berry Global, Inc., 1.57%, 01/15/2026(b)	1,007,000	1,013,923
Packaging Corp. of America, 3.65%, 09/15/2024	2,649,000	2,909,456
		3,923,379
Pharmaceuticals–0.75%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	3,250,000	3,544,507
Bristol-Myers Squibb Co.,
0.75%, 11/13/2025	749,000	750,992
1.45%, 11/13/2030	3,685,000	3,621,627
2.35%, 11/13/2040	422,000	419,434
Mylan, Inc., 3.13%, 01/15/2023(b)	3,179,000	3,329,844
Royalty Pharma PLC,
1.20%, 09/02/2025(b)	916,000	924,238
1.75%, 09/02/2027(b)	840,000	858,152
2.20%, 09/02/2030(b)	1,017,000	1,031,570
		14,480,364
Property & Casualty Insurance–0.53%
Arch Capital Group Ltd., 3.64%, 06/30/2050	1,396,000	1,561,705
CNA Financial Corp., 3.45%, 08/15/2027	2,218,000	2,515,319
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	1,729,000	1,891,722
2.45%, 03/15/2031	2,463,000	2,498,905
Principal Amount		Value
Property & Casualty Insurance–(continued)
W.R. Berkley Corp., 4.00%, 05/12/2050	$1,518,000	$1,822,124
		10,289,775
Railroads–0.14%
Union Pacific Corp., 2.15%, 02/05/2027	2,608,000	2,769,620
Regional Banks–1.41%
Citizens Financial Group, Inc., 2.50%, 02/06/2030	2,521,000	2,660,870
Fifth Third Bancorp, 2.55%, 05/05/2027	1,526,000	1,654,502
Fifth Third Bank N.A., 3.85%, 03/15/2026	1,583,000	1,799,066
Huntington Bancshares, Inc., 4.00%, 05/15/2025	3,213,000	3,634,713
KeyBank N.A., 3.40%, 05/20/2026	2,054,000	2,293,083
KeyCorp,
4.15%, 10/29/2025	1,050,000	1,213,242
2.25%, 04/06/2027	3,664,000	3,908,670
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	2,283,000	2,563,572
SVB Financial Group,
1.80%, 02/02/2031	3,364,000	3,328,238
4.10%(c)(d)	2,512,000	2,558,974
Synovus Financial Corp., 3.13%, 11/01/2022	1,718,000	1,781,276
		27,396,206
Reinsurance–0.13%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	2,371,000	2,438,470
Residential REITs–0.72%
Essex Portfolio L.P.,
1.65%, 01/15/2031	1,104,000	1,077,482
2.65%, 09/01/2050	1,969,000	1,808,909
Spirit Realty L.P., 3.20%, 01/15/2027	2,127,000	2,273,033
VEREIT Operating Partnership L.P.,
2.20%, 06/15/2028	3,181,000	3,258,464
2.85%, 12/15/2032	5,408,000	5,567,264
		13,985,152
Retail REITs–0.91%
Kimco Realty Corp.,
1.90%, 03/01/2028	2,762,000	2,821,978
2.70%, 10/01/2030	1,604,000	1,689,255
Kite Realty Group L.P., 4.00%, 10/01/2026	2,211,000	2,353,048
Realty Income Corp., 3.25%, 01/15/2031	2,128,000	2,373,666
Regency Centers L.P., 2.95%, 09/15/2029	2,491,000	2,650,696
Retail Properties of America, Inc., 4.75%, 09/15/2030	1,603,000	1,761,500
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(c)	3,863,000	3,988,824
		17,638,967
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Semiconductor Equipment–0.15%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands),
2.70%, 05/01/2025(b)	$640,000	$685,671
3.88%, 06/18/2026(b)	2,025,000	2,289,078
		2,974,749
Semiconductors–1.13%
Analog Devices, Inc., 2.95%, 04/01/2025	1,048,000	1,138,230
Broadcom, Inc.,
4.70%, 04/15/2025	3,072,000	3,507,964
3.15%, 11/15/2025	2,450,000	2,659,269
4.15%, 11/15/2030	2,429,000	2,756,801
2.45%, 02/15/2031(b)	3,761,000	3,751,332
3.75%, 02/15/2051(b)	1,556,000	1,594,892
QUALCOMM, Inc.,
2.15%, 05/20/2030	3,060,000	3,186,389
3.25%, 05/20/2050	2,970,000	3,313,976
		21,908,853
Soft Drinks–0.17%
Keurig Dr Pepper, Inc., 4.06%, 05/25/2023	3,001,000	3,245,838
Specialized REITs–0.45%
Agree L.P., 2.90%, 10/01/2030	720,000	762,489
American Tower Corp.,
3.00%, 06/15/2023	2,652,000	2,806,944
4.00%, 06/01/2025	1,663,000	1,864,543
1.30%, 09/15/2025	1,539,000	1,560,217
Crown Castle International Corp., 3.30%, 07/01/2030	872,000	957,949
Simon Property Group L.P., 3.50%, 09/01/2025	756,000	834,726
		8,786,868
Systems Software–0.34%
Leidos, Inc., 2.30%, 02/15/2031(b)	3,442,000	3,464,476
Oracle Corp., 3.85%, 04/01/2060	2,630,000	3,050,002
		6,514,478
Technology Hardware, Storage & Peripherals–0.83%
Apple, Inc.,
4.38%, 05/13/2045	1,773,000	2,319,859
2.55%, 08/20/2060	8,029,000	7,707,676
Dell International LLC/EMC Corp., 5.30%, 10/01/2029(b)	3,242,000	3,906,361
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	1,970,000	2,103,514
		16,037,410
Tobacco–0.50%
Altria Group, Inc., 3.49%, 02/14/2022	1,829,000	1,886,888
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	2,085,000	2,133,236
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(b)	3,225,000	3,355,844
Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc., 0.88%, 05/01/2026	$2,342,000	$2,333,820
		9,709,788
Trucking–0.52%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 07/29/2021(b)	1,351,000	1,369,519
4.00%, 07/15/2025(b)	1,514,000	1,705,293
1.20%, 11/15/2025(b)	653,000	657,180
3.40%, 11/15/2026(b)	2,773,000	3,086,207
Ryder System, Inc.,
4.63%, 06/01/2025	2,007,000	2,315,105
3.35%, 09/01/2025	937,000	1,037,089
		10,170,393
Total U.S. Dollar Denominated Bonds & Notes (Cost $682,879,478)		718,153,908
U.S. Government Sponsored Agency Mortgage-Backed Securities–23.60%
Collateralized Mortgage Obligations–1.28%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(g)	1,091,529	215,967
7.50%, 10/25/2023 to 11/25/2029(g)	211,175	16,964
6.50%, 04/25/2029 to 02/25/2033(g)(h)	1,764,177	330,766
6.00%, 06/25/2033 to 03/25/2036(g)(h)	1,158,097	213,809
5.50%, 09/25/2033 to 06/25/2035(g)(h)	2,007,097	350,595
Fannie Mae REMICs,
6.50%, 06/25/2023 to 10/25/2031	344,177	383,317
4.50%, 08/25/2025	66,822	68,913
5.50%, 12/25/2025 to 07/25/2046(g)	5,252,739	4,291,781
7.00%, 07/25/2026 to 04/25/2033(g)	666,924	146,930
4.00%, 08/25/2026 to 08/25/2047(g)	3,901,763	314,432
6.00%, 11/25/2028	110,463	125,272
7.50%, 12/25/2029	750,530	868,664
1.13% (1 mo. USD LIBOR + 1.00%), 07/25/2032(e)	90,298	92,260
0.53% (1 mo. USD LIBOR + 0.40%), 03/25/2033(e)	23,243	23,274
13.84% (1 mo. USD LIBOR + 14.10%), 12/25/2033(e)	9	10
0.40% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	94,822	94,902
23.72% (1 mo. USD LIBOR + 24.20%), 06/25/2036(e)	201,966	333,818
1.07% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	107,744	110,289
1.50%, 01/25/2040	1,191,854	1,200,231
5.00%, 04/25/2040 to 09/25/2047(e)(g)	12,022,764	2,093,603
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
IO, 6.97% (1 mo. USD LIBOR + 7.10%), 06/25/2023 to 11/25/2030(e)(g)	$243,886	$11,069
6.57% (1 mo. USD LIBOR + 6.70%), 02/25/2024 to 05/25/2035(e)(g)	633,763	123,845
8.02% (1 mo. USD LIBOR + 8.15%), 04/25/2027(e)(g)	90,915	15,121
3.00%, 11/25/2027(g)	2,358,047	135,825
9.67% (1 mo. USD LIBOR + 9.80%), 03/17/2031(e)(g)	67	5
7.62% (1 mo. USD LIBOR + 7.75%), 07/25/2031 to 02/25/2032(e)(g)	82,368	17,162
7.72% (1 mo. USD LIBOR + 7.85%), 11/18/2031(e)(g)	72,793	14,325
7.77% (1 mo. USD LIBOR + 7.90%), 11/25/2031(e)(g)	170,252	33,793
7.12% (1 mo. USD LIBOR + 7.25%), 01/25/2032(e)(g)	133,270	27,202
7.82% (1 mo. USD LIBOR + 7.95%), 01/25/2032 to 07/25/2032(e)(g)	245,118	44,156
7.95% (1 mo. USD LIBOR + 8.10%), 02/25/2032(e)(g)	30,138	4,875
7.97% (1 mo. USD LIBOR + 8.10%), 03/25/2032(e)(g)	2,133	470
1.00% (1 mo. USD LIBOR + 8.00%), 04/25/2032(e)(g)	209,686	5,096
6.87% (7.00% - 1 mo. USD LIBOR), 04/25/2032 to 09/25/2032(e)(g)	541,242	101,583
7.87% (1 mo. USD LIBOR + 8.00%), 04/25/2032 to 12/25/2032(e)(g)	670,424	147,638
7.97% (1 mo. USD LIBOR + 8.10%), 12/18/2032(e)(g)	78,691	15,358
8.07% (1 mo. USD LIBOR + 8.20%), 01/25/2033(e)(g)	342,459	77,666
8.12% (8.25% - 1 mo. USD LIBOR), 02/25/2033(e)(g)	62,680	14,603
8.10% (1 mo. USD LIBOR + 8.25%), 05/25/2033(e)(g)	208,314	49,327
7.42% (1 mo. USD LIBOR + 7.55%), 10/25/2033(e)(g)	284,357	63,068
6.62% (6.75% - 1 mo. USD LIBOR), 03/25/2035(e)(g)	124,319	21,085
6.47% (1 mo. USD LIBOR + 6.60%), 05/25/2035(e)(g)	436,998	70,975
3.50%, 08/25/2035(g)	6,100,255	753,108
5.95% (1 mo. USD LIBOR + 6.10%), 10/25/2035(e)(g)	269,916	53,331
6.45% (1 mo. USD LIBOR + 6.58%), 06/25/2036(e)(g)	19,622	3,807
5.92% (1 mo. USD LIBOR + 6.05%), 07/25/2038(e)(g)	88,817	14,483
6.42% (6.55% - 1 mo. USD LIBOR), 10/25/2041(e)(g)	597,869	124,822
6.02% (6.15% - 1 mo. USD LIBOR), 12/25/2042(e)(g)	1,572,905	312,615
PO, 0.00%, 09/25/2023(i)	18,896	18,651
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, 0.50%, 03/25/2024(j)	$76,410,890	$810,177
Series KC03, Class X1, 0.63%, 11/25/2024(j)	42,743,300	691,446
Series K734, Class X1, 0.65%, 02/25/2026(j)	33,335,955	959,699
Series K735, Class X1, 1.10%, 05/25/2026(j)	34,302,575	1,564,760
Series K093, Class X1, 0.95%, 05/25/2029(j)	27,745,616	1,958,646
Freddie Mac REMICs,
1.50%, 07/15/2023	184,126	185,425
5.00%, 09/15/2023	151,920	157,841
1.18% (1 mo. USD LIBOR + 1.05%), 10/15/2023(e)	144,724	144,775
6.50%, 02/15/2028 to 06/15/2032	1,074,003	1,231,321
6.00%, 04/15/2029	67,178	75,953
1.03% (1 mo. USD LIBOR + 0.90%), 07/15/2031(e)	70,992	72,238
7.00%, 03/15/2032	264,781	315,382
3.50%, 05/15/2032	229,136	246,523
1.13% (1 mo. USD LIBOR + 1.00%), 06/15/2032(e)	291,550	297,873
24.29% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	54,444	89,603
0.53% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	165,322	166,482
4.00%, 04/15/2040 to 03/15/2045(g)	2,330,283	257,348
IO, 7.52% (7.65% - 1 mo. USD LIBOR), 07/15/2026 to 03/15/2029(e)(g)	285,678	44,845
3.00%, 06/15/2027 to 05/15/2040(g)	7,717,517	462,993
2.50%, 05/15/2028(g)	1,479,881	80,044
7.57% (1 mo. USD LIBOR + 7.70%), 03/15/2029(e)(g)	44,694	5,409
7.97% (1 mo. USD LIBOR + 8.10%), 09/15/2029(e)(g)	12,230	2,256
7.62% (1 mo. USD LIBOR + 7.75%), 01/15/2032(e)(g)	180,740	36,853
6.92% (1 mo. USD LIBOR + 7.05%), 10/15/2033(e)(g)	358,706	69,733
6.57% (6.70% - 1 mo. USD LIBOR), 01/15/2035(e)(g)	347,573	61,901
6.62% (6.75% - 1 mo. USD LIBOR), 02/15/2035(e)(g)	285,168	50,110
6.59% (1 mo. USD LIBOR + 6.72%), 05/15/2035(e)(g)	1,379,648	245,728
6.52% (1 mo. USD LIBOR + 6.65%), 07/15/2035(e)(g)	344,136	95,086
6.87% (7.00% - 1 mo. USD LIBOR), 12/15/2037(e)(g)	126,884	28,581
5.87% (1 mo. USD LIBOR + 6.00%), 04/15/2038(e)(g)	54,009	9,282
5.94% (6.07% - 1 mo. USD LIBOR), 05/15/2038(e)(g)	1,671,421	323,974
6.12% (1 mo. USD LIBOR + 6.25%), 12/15/2039(e)(g)	425,095	78,895
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.97% (6.10% - 1 mo. USD LIBOR), 01/15/2044(e)(g)	$1,855,530	$220,435
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(g)	118,556	15,878
3.00%, 12/15/2027(g)	3,004,782	200,026
3.27%, 12/15/2027(h)	777,484	42,866
6.50%, 02/01/2028(g)	13,750	1,949
7.50%, 12/15/2029(g)	31,961	6,007
6.00%, 12/15/2032(g)	99,354	15,860
PO, 0.00%, 06/01/2026(i)	14,773	14,356
		24,889,420
Federal Home Loan Mortgage Corp. (FHLMC)–0.12%
6.50%, 04/01/2021 to 04/01/2034	121,627	137,608
7.00%, 07/01/2021 to 10/01/2037	1,092,635	1,264,205
9.00%, 08/01/2022 to 05/01/2025	1,483	1,611
6.00%, 07/01/2024 to 11/01/2037	101,714	117,592
5.50%, 09/01/2039	690,738	798,646
		2,319,662
Federal National Mortgage Association (FNMA)–15.94%
TBA, 2.00%, 03/01/2051(k)	297,213,051	306,384,749
6.50%, 12/01/2022 to 11/01/2031	822,589	925,187
8.50%, 07/01/2032	2,006	2,014
7.50%, 01/01/2033 to 08/01/2033	852,009	987,642
7.00%, 04/01/2033 to 04/01/2034	518,721	598,111
5.50%, 02/01/2035 to 05/01/2036	587,615	687,363
		309,585,066
Government National Mortgage Association (GNMA)–3.87%
ARM, 2.25%,(1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(e)	2,383	2,463
IO, 7.37% (7.50% - 1 mo. USD LIBOR), 02/16/2032(e)(g)	82,391	77
6.42% (6.55% - 1 mo. USD LIBOR), 04/16/2037(e)(g)	878,493	173,181
6.52% (6.65% - 1 mo. USD LIBOR), 04/16/2041(e)(g)	2,600,031	443,815
4.50%, 09/16/2047(g)	4,496,240	659,922
6.07% (6.20% - 1 mo. USD LIBOR), 10/16/2047(e)(g)	4,063,368	757,115
TBA, 2.50%, 02/01/2051(k)	69,445,000	73,082,725
		75,119,298
Principal Amount		Value
Uniform Mortgage-Backed Securities–2.39%
TBA, 2.00%, 02/01/2036(k)	$44,360,000	$46,351,001
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $459,505,168)		458,264,447

Asset-Backed Securities–20.56%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	392,766	316,800
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(b)	2,099,511	2,125,570
Series 2018-2, Class C, 3.70%, 07/10/2024(b)	771,041	773,614
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	410,000	419,313
Series 2018-4, Class C, 3.97%, 01/13/2025(b)	1,682,481	1,698,583
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	2,700,000	2,748,679
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	3,735,000	3,832,817
Series 2017-3, Class D, 3.18%, 07/18/2023	4,000,000	4,122,380
Series 2017-4, Class D, 3.08%, 12/18/2023	2,885,000	2,990,815
Series 2018-3, Class C, 3.74%, 10/18/2024	4,225,000	4,447,903
Series 2019-2, Class C, 2.74%, 04/18/2025	1,645,000	1,714,439
Series 2019-2, Class D, 2.99%, 06/18/2025	4,570,000	4,807,650
Series 2019-3, Class D, 2.58%, 09/18/2025	2,285,000	2,399,145
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(j)	2,223,986	2,254,952
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	5,942,777	6,021,003
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR, 1.47% (3 mo. USD LIBOR + 1.25%), 07/25/2030(b)(e)	7,334,741	7,339,097
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	272,044	269,122
Series 2007-C, Class 1A4, 3.24%, 05/20/2036(j)	108,727	108,734
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	355,291	355,345
Bank, Series 2019-BNK16, Class XA, IO, 0.96%, 02/15/2052(h)	24,479,853	1,523,839
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 2.41% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	$250,521	$253,769
Series 2006-1, Class A1, 2.37% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	675,087	696,848
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(h)	35,132,768	1,015,474
Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(b)	560,000	567,870
Series 2018-2, Class B, 3.48%, 10/20/2023(b)	2,025,000	2,036,127
Series 2018-2, Class C, 3.69%, 12/20/2023(b)	1,950,000	1,977,811
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(b)(h)	22,218	229
CarMax Auto Owner Trust,
Series 2017-1, Class D, 3.43%, 07/17/2023	2,675,000	2,684,518
Series 2017-4, Class D, 3.30%, 05/15/2024	1,435,000	1,467,030
CCG Receivables Trust,
Series 2018-1, Class B, 3.09%, 06/16/2025(b)	1,320,000	1,330,392
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	980,000	1,009,445
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	1,845,000	1,898,396
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	900,000	925,420
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(h)	11,209,901	458,081
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(j)	475,927	491,376
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.04%, 01/25/2036(j)	638,035	609,650
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.42% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(e)	1,497,000	1,497,882
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.03%, 11/10/2046(h)	12,638,355	302,727
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	992,770	1,042,221
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(h)	29,604,613	1,543,514
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	1,299,319	1,349,000
Principal Amount		Value

CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	$960,000	$974,208
Series 2019-A, Class A4, 3.22%, 01/15/2026	1,910,000	2,016,568
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(j)	4,699,307	4,767,310
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(j)	2,974,661	3,018,067
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.51%, 12/10/2045(h)	11,574,234	269,829
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	2,945,000	3,067,643
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	775,864	813,997
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	2,865,000	3,143,146
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	6,313,073
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A7, 5.50%, 06/25/2035	824,939	783,174
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(f)	1,825,000	1,835,699
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	11,376,141
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	717,223	565,074
Dell Equipment Finance Trust,
Series 2018-1, Class B, 3.34%, 06/22/2023(b)	1,366,000	1,374,972
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	5,330,000	5,443,750
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	1,925,000	1,958,684
Drive Auto Receivables Trust,
Series 2016-CA, Class D, 4.18%, 03/15/2024(b)	859,766	867,254
Series 2017-1, Class D, 3.84%, 03/15/2023	1,986,823	2,009,645
Series 2018-1, Class D, 3.81%, 05/15/2024	1,695,998	1,727,991
Series 2018-2, Class D, 4.14%, 08/15/2024	3,526,741	3,625,794
Series 2018-3, Class D, 4.30%, 09/16/2024	3,340,000	3,454,000
Series 2018-5, Class C, 3.99%, 01/15/2025	3,350,112	3,421,061
Series 2019-1, Class C, 3.78%, 04/15/2025	5,345,000	5,433,674
DT Auto Owner Trust,
Series 2017-2A, Class D, 3.89%, 01/15/2023(b)	90,264	90,391
Series 2017-3A, Class D, 3.58%, 05/15/2023(b)	266,939	268,351
Series 2017-3A, Class E, 5.60%, 08/15/2024(b)	3,305,000	3,400,784
Series 2017-4A, Class D, 3.47%, 07/17/2023(b)	806,446	809,324
Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	1,634,184	1,652,625
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	$1,336,949	$1,364,320
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	5,180,000	5,280,221
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.78% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	539,034	252,310
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.73% (1 mo. USD LIBOR + 0.60%), 09/15/2024(e)	9,380,000	9,447,320
FREMF Mortgage Trust,
Series 2012-K23, Class C, 3.66%, 10/25/2045(b)(j)	680,000	703,518
Series 2013-K25, Class C, 3.62%, 11/25/2045(b)(j)	605,000	627,866
Series 2013-K26, Class C, 3.60%, 12/25/2045(b)(j)	1,165,000	1,213,909
Series 2013-K27, Class C, 3.50%, 01/25/2046(b)(j)	650,000	676,665
Series 2013-K28, Class C, 3.49%, 06/25/2046(b)(j)	2,580,000	2,703,872
Series 2015-K44, Class B, 3.68%, 01/25/2048(b)(j)	1,175,000	1,287,813
Series 2017-K62, Class B, 3.87%, 01/25/2050(b)(j)	1,040,000	1,155,569
Series 2017-K724, Class B, 3.60%, 11/25/2023(b)(j)	780,000	825,083
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(b)	24,279	24,305
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 1.00% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(e)	1,712,000	1,713,041
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	1,414,657	1,435,355
Series 2012-GC6, Class AS, 4.95%, 01/10/2045(b)	1,666,000	1,710,714
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	974,215	1,065,743
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	235,958	240,654
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	808,253	843,132
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	4,016,040
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.33%, 07/25/2035(j)	111,312	114,594
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.75% (1 mo. USD LIBOR + 0.62%), 07/25/2035(e)	61,918	62,228
Principal Amount		Value

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	$3,490,000	$3,807,231
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	1,722,000	1,798,006
Series 2014-C20, Class AS, 4.04%, 07/15/2047	3,950,000	4,313,162
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	1,707,179	1,723,054
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.82%, 07/25/2035(j)	431,186	438,540
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	6,650,613
Series 2015-C27, Class XA, IO, 1.16%, 02/15/2048(h)	34,444,817	1,343,344
Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,687,475
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 1.11%, 02/18/2030(h)	25,985	2
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(j)	10,848	7,017
Madison Park Funding XLVIII Ltd, Series 2021-48A, Class A, 1.00% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(e)	10,755,000	10,762,658
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	6,222,000	6,532,803
Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	5,508,918
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(b)	1,230,784	1,242,530
Series 2017-HR2, Class XA, IO, 0.79%, 12/15/2050(h)	13,146,360	573,974
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	1,756,734	1,784,667
Neuberger Berman CLO Ltd., Series 2021-40A, Class A, 1.00% (3 mo. USD LIBOR + 1.06%), 04/15/2033(b)(e)	3,402,000	3,403,701
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.24% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(e)	5,054,000	5,036,713
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 1.50% (3 mo. USD LIBOR + 1.26%), 07/15/2030(b)(e)	3,192,000	3,194,617
Series 2020-8RA, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(e)	6,027,000	6,032,346
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 1.27% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(e)	5,500,000	5,503,333
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(e)	$5,507,000	$5,511,885
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.48% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(e)	5,076,061	5,082,425
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	1,965,000	2,021,479
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	6,825,000	6,996,166
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 3.13%, 07/26/2045(b)(j)	30,498	30,776
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	77,026	71,838
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	372,249	358,713
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(j)	2,130,541	2,172,789
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D, 3.49%, 07/17/2023	1,924,557	1,946,855
Series 2017-3, Class D, 3.20%, 11/15/2023	3,750,000	3,808,828
Series 2018-1, Class D, 3.32%, 03/15/2024	1,605,000	1,641,618
Series 2018-2, Class D, 3.88%, 02/15/2024	2,665,000	2,751,501
Series 2018-5, Class C, 3.81%, 12/16/2024	2,376,082	2,398,403
Series 2019-2, Class D, 3.22%, 07/15/2025	3,210,000	3,342,156
Series 2019-3, Class D, 2.68%, 10/15/2025	2,805,000	2,891,289
Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 05/22/2023(b)	5,160,000	5,308,343
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	2,829,496	2,895,423
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.51% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(e)	3,000,000	3,011,250
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.50% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	4,685,000	4,693,727
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	4,620,000	4,648,590
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.00%, 11/15/2050(h)	19,843,809	941,416
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(b)	1,834,974	1,844,532
Principal Amount		Value

Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(f)	$5,837,177	$5,963,503
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(f)	1,733,386	1,776,338
Series 2020-INV1, Class A1, 1.98%, 03/25/2060(b)(j)	1,109,624	1,129,688
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	4,970,000	4,984,954
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	2,874,453	2,893,682
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.56%, 10/25/2033(j)	314,893	320,149
Series 2005-AR14, Class 1A4, 2.90%, 12/25/2035(j)	475,476	486,239
Series 2005-AR16, Class 1A1, 2.75%, 12/25/2035(j)	438,070	443,216
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	4,076,062	4,222,785
Series 2017-C42, Class XA, IO, 0.88%, 12/15/2050(h)	18,270,491	920,930
Westlake Automobile Receivables Trust,
Series 2017-2A, Class E, 4.63%, 07/15/2024(b)	4,070,000	4,077,027
Series 2018-1A, Class D, 3.41%, 05/15/2023(b)	2,546,987	2,563,744
Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	4,570,000	4,677,412
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, IO, 1.26%, 03/15/2044(b)(h)	5,276,045	6,048
Series 2013-C14, Class AS, 3.49%, 06/15/2046	2,330,000	2,453,808
Series 2014-C20, Class AS, 4.18%, 05/15/2047	1,693,000	1,846,239
Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	5,755,171
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(j)	2,174,838	2,375,212
World Financial Network Credit Card Master Trust,
Series 2018-A, Class A, 3.07%, 12/16/2024	7,965,000	7,974,624
Series 2018-B, Class A, 3.46%, 07/15/2025	3,870,000	3,946,776
Series 2018-C, Class A, 3.55%, 08/15/2025	7,920,000	8,106,665
Series 2019-A, Class A, 3.14%, 12/15/2025	1,150,000	1,184,697
Series 2019-B, Class A, 2.49%, 04/15/2026	4,555,000	4,693,706
Series 2019-C, Class A, 2.21%, 07/15/2026	3,910,000	4,029,885
Total Asset-Backed Securities (Cost $394,810,321)		399,221,285
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
U.S. Treasury Securities–8.48%
U.S. Treasury Bonds–2.59%
1.38%, 11/15/2040	$11,173,200	$10,648,583
1.38%, 08/15/2050	44,472,600	39,750,861
		50,399,444
U.S. Treasury Notes–5.89%
0.13%, 12/31/2022	7,076,800	7,078,735
0.13%, 01/15/2024	3,732,700	3,727,597
0.38%, 12/31/2025	47,354,000	47,254,112
0.63%, 12/31/2027	10,429,300	10,341,303
0.88%, 11/15/2030	46,849,100	45,974,339
		114,376,086
Total U.S. Treasury Securities (Cost $165,856,749)		164,775,530
Shares
Preferred Stocks–0.75%
Asset Management & Custody Banks–0.17%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	2,956,000	3,244,240
Diversified Banks–0.24%
JPMorgan Chase & Co., 3.68%, Series I, Pfd.(e)	4,748,000	4,725,322
Investment Banking & Brokerage–0.26%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	4,776,000	4,943,160
Other Diversified Financial Services–0.08%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	1,502,000	1,609,017
Total Preferred Stocks (Cost $13,966,418)		14,521,739
Principal Amount
Agency Credit Risk Transfer Notes–0.40%
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 6.13% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	$2,521,044	2,661,274
Principal Amount		Value
Freddie Mac
Series 2014-DN3, Class M3, STACR®, 4.13% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	$1,567,557	$1,609,334
Series 2018-DNA2, Class M1, STACR®, 0.93% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(e)	733,196	733,724
Series 2018-DNA3, Class M1, STACR®, 0.88% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(e)	2,752	2,753
Series 2018-HQA2, Class M1, STACR®, 0.88% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(e)	459,078	459,354
Series 2019-HRP1, Class M2, STACR®, 1.53% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(e)	1,022,406	1,020,479
Series 2020-DNA5, Class M1, STACR®, 1.38% (SOFR + 1.30%), 10/25/2050(b)(e)	1,279,884	1,284,932
Total Agency Credit Risk Transfer Notes (Cost $7,914,169)		7,771,850

Municipal Obligations–0.33%
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System), Series 2020 D, Ref. RB, 3.05%, 07/01/2040	1,375,000	1,437,109
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	4,965,000	4,956,956
Total Municipal Obligations (Cost $6,340,000)		6,394,065
Shares
Money Market Funds–31.54%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	214,400,482	214,400,482
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(l)(m)	153,029,222	153,090,434
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	245,029,123	245,029,123
Total Money Market Funds (Cost $612,537,478)		612,520,039
TOTAL INVESTMENTS IN SECURITIES–122.64% (Cost $2,343,809,781)		2,381,622,863
OTHER ASSETS LESS LIABILITIES—(22.64)%		(439,716,992)
NET ASSETS–100.00%		$1,941,905,871
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $422,847,788, which represented 21.77% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2021.
(i)	Zero coupon bond issued at a discount.
(j)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2021.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$199,073,694	$60,533,949	$(45,207,161)	$-	$-	$214,400,482	$10,494
Invesco Liquid Assets Portfolio, Institutional Class	142,142,590	43,238,535	(32,290,829)	6,653	(6,515)	153,090,434	25,420
Invesco Treasury Portfolio, Institutional Class	227,512,792	69,181,656	(51,665,325)	-	-	245,029,123	5,968
Total	$568,729,076	$172,954,140	$(129,163,315)	$6,653	$(6,515)	$612,520,039	$41,882

(m)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	2,340	March-2021	$517,085,155	$470,700	$470,700
U.S. Treasury 5 Year Notes	1,513	March-2021	190,448,875	(85,061)	(85,061)
U.S. Treasury Ultra Bonds	126	March-2021	25,794,563	(1,528,030)	(1,528,030)
Subtotal—Long Futures Contracts				(1,142,391)	(1,142,391)
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	486	March-2021	$(66,597,188)	$405,236	$405,236
U.S. Treasury 10 Year Ultra Bonds	610	March-2021	(93,835,156)	1,619,019	1,619,019
U.S. Treasury Long Bonds	94	March-2021	(15,859,563)	495,778	495,778
Subtotal—Short Futures Contracts				2,520,033	2,520,033
Total Futures Contracts				$1,377,642	$1,377,642
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$718,153,908	$—	$718,153,908
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	458,264,447	—	458,264,447
Asset-Backed Securities	—	399,221,285	—	399,221,285
U.S. Treasury Securities	—	164,775,530	—	164,775,530
Preferred Stocks	—	14,521,739	—	14,521,739
Agency Credit Risk Transfer Notes	—	7,771,850	—	7,771,850
Municipal Obligations	—	6,394,065	—	6,394,065
Money Market Funds	612,520,039	—	—	612,520,039
Total Investments in Securities	612,520,039	1,769,102,824	—	2,381,622,863
Other Investments - Assets*
Futures Contracts	2,990,733	—	—	2,990,733
Other Investments - Liabilities*
Futures Contracts	(1,613,091)	—	—	(1,613,091)
Total Other Investments	1,377,642	—	—	1,377,642
Total Investments	$613,897,681	$1,769,102,824	$—	$2,383,000,505

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Core Bond Fund